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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Mark A. Boyar            New York, New York  November 9, 2011
   -------------------------------    ------------------  ----------------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 51
                                        --------------------

Form 13F Information Table Value Total: $66,435
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
              ITEM 1              ITEM 2     ITEM 3     ITEM 4        ITEM 5          ITEM 6   ITEM 7             ITEM 8
------------------------------   --------   ---------  -------  -------------------   ------   ------  --------------------------
                                 TITLE OF               VALUE    SH/PRN   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
              ISSUER              CLASS       CUSIP    (x1000)   AMOUNT   PRN  CALL  DISCRTN    MGRS     SOLE     SHARED    NONE
Altria Group Inc                   COM      02209s103    257      9600    SH           Sole               9600
AMC Networks Inc                   CL A     00164v103    446      13960   SH           Sole              13960
American Express Co                COM      025816109    428      9539    SH           Sole               9539
Ameriprise Financial Inc           COM      03076c106    1734     44053   SH           Sole              44053
AOL Inc                            COM      00184x105    791      65941   SH           Sole              65941
Bank of America Corporation        COM      060505104    1043    170466   SH           Sole              170466
Bank of New York Mellon Corp       COM      064058100    1606     86389   SH           Sole              86389
Bristol-Myers Squibb Co            COM      110122108    1782     56802   SH           Sole              56802
Broadridge Financial Solutions     COM      11133t103    293      14552   SH           Sole              14552
Cablevision Systems Corp           CL A     12686c109    943      59978   SH           Sole              59978
Callaway Golf Co                   COM      131193104     57      11068   SH           Sole              11068
Carnival Corp                      COM      143658300    1028     33913   SH           Sole              33913
CBS Corp                           CL B     124857202    1072     52586   SH           Sole              52586
Cisco Systems Inc                  COM      17275r102    775      50024   SH           Sole              50024
Citigroup Inc                      COM      172967424    1291     50389   SH           Sole              50389
Clorox Co                          COM      189054109    2187     32977   SH           Sole              32977
Comcast Corp                     CL A SPL   20030n200    2762    133321   SH           Sole              133321
CVS Caremark Corporation           COM      126650100    411      12250   SH           Sole              12250
Dell Inc                           COM      24702r101    583      41200   SH           Sole              41200
Diebold Inc                        COM      253651103    581      21123   SH           Sole              21123
Disney Walt Co Disney              COM      254687106    1199     39768   SH           Sole              39768
General Electric Co                COM      369604103    1418     93187   SH           Sole              93187
Heinz H J Co                       COM      423074103    2247     44506   SH           Sole              44506
Home Depot Inc                     COM      437076102    2901     88271   SH           Sole              88271
Intel Corp                         COM      458140100    1609     75427   SH           Sole              75427
International Speedway Corp        CL A     460335201    370      16200   SH           Sole              16200
Interval Leisure Group Inc         COM      46113m108    627      47100   SH           Sole              47100
Johnson & Johnson                  COM      478160104    1559     24475   SH           Sole              24475
JPMorgan Chase & Co                COM      46625h100    2336     77564   SH           Sole              77564
Kraft Foods Inc                    CL A     50075n104    3449    102712   SH           Sole              102712
Madison Square Garden Inc          CL A     55826p100    1342     58853   SH           Sole              58853
Marriott Intl Inc                  CL A     571903202    871      31993   SH           Sole              31993
Meredith Corp                      COM      589433101    1462     64563   SH           Sole              64563
MGM Resorts International          COM      552953101    330      35507   SH           Sole              35507
Microsoft Corp                     COM      594918104    2870    115305   SH           Sole              115305
Midas Group Inc                    COM      595626102    2627    320348   SH           Sole              320348
NASDAQ OMX Group Inc               COM      631103108    731      31586   SH           Sole              31586
Orient-Express Hotels Ltd          CL A     g67743107    260      37670   SH           Sole              37670
Pfizer Inc                         COM      717081103    3325    188067   SH           Sole              188067
Philip Morris Intl Inc             COM      718172109    256      4100    SH           Sole               4100
Reis Inc                           COM      75936p105    243      27400   SH           Sole              27400
Saks Inc                           COM      79377w108    816      93294   SH           Sole              93294
Syms Corp                          COM      871551107    502      57200   SH           Sole              57200
Sysco Corp                         COM      871829107    1040     40154   SH           Sole              40154
Time Warner Inc                    COM      887317303    2839     94713   SH           Sole              94713
Travelers Companies Inc            COM      89417e109    2848     58446   SH           Sole              58446
United Parcel Service Inc          CL B     911312106    1880     29772   SH           Sole              29772
Verizon Communications Inc         COM      92343v104    571      15528   SH           Sole              15528
Wendys Co                          COM      95058w100    2192    477612   SH           Sole              477612
Western Union Co                   COM      959802109    1037     67814   SH           Sole              67814
Yahoo Inc                          COM      984332106    608      46150   SH           Sole              46150